27.Commitments	12 Months Ended
Dec. 31, 2018
Commitments
Commitments

27.Commitments

As of December 31, 2018, the Company had 130 firm orders for aircraft acquisition with Boeing. These aircraft acquisition commitments include estimates for contractual price increases during the construction phase. The approximate amount of firm orders, not including contractual discounts, was R$63,235,639 (US$16,319,717), and is segregated as follows:

	12/31/2018	12/31/2017
2019	-	1,117,604
2020	1,791,661	4,538,258
2021	5,046,966	6,198,259
2022	7,883,277	6,353,457
2023	8,766,165	6,524,408
Thereafter	39,747,570	20,358,396
Total	63,235,639	45,090,382

As of December 31, 2018, from the total orders mentioned above, the Company had the amount of R$8,827,272 (US$2,278,123) related to advances for aircraft acquisition to be disbursed, in accordance with the following schedule:

	12/31/2018	12/31/2017
2018	-	316,215
2019	283,579	773,268
2020	816,766	848,003
2021	1,072,048	852,458
2022	1,250,361	866,119
2023	1,313,497	786,487
Thereafter	4,091,021	2,021,014
Total	8,827,272	6,463,564

The installment financed by long-term debt with aircraft guarantee corresponds approximately to 85% of the aircraft total cost. Other establishments finance the acquisitions with equal or higher percentages, reaching up to 100%.

The Company performs payments related to aircraft acquisition through its own funds, short and long-term debt, cash provided by operating activities, short and medium-term lines of credit and supplier financing.

The Company leases its entire aircraft fleet through a combination of operating and finance leases. As of December 31, 2018, the total fleet leased was comprised of 121 aircraft, of which 110 were under operating leases and 11 were recorded as finance leases. During the year ended December 31, 2018, the Company returned 4 aircraft under operating lease contracts. In addition, during the year ended December 31, 2018, the Company changed the classification of 20 finance lease agreements to operating lease agreements through sale-leaseback transactions.

As of December 31, 2018, the Company recorded under current liabilities operating lease installments in the amount of R$135,799 and R$135,686 under noncurrent liabilities (R$28,387 under current liabilities and R$110,723 under noncurrent liabilities as of December 31, 2017).

On February 14 and November 27, 2017, the Company entered in sale-leaseback transactions for 10 aircraft with AWAS and GECAS. In the year ended December 31, 2018, the Company received 5 aircraft in relation to this operation and, pursuant to the agreement, the leases will have a 12-year term as of the arrival date of each aircraft. The remaining aircraft are expected to be delivered by August 2019. Under this agreement, AWAS and GECAS undertake to carry out all necessary disbursements to pay for advances based on the disbursement schedule of the aircraft acquisition agreement. Under the same agreement, the Company shall act as a guarantor for the transaction if AWAS and GECAS fail to comply with the commitments established in such agreements.

27.1.   Operating leases

The future payments of non-cancelable operating lease contracts are denominated in U.S. dollars, and are as follows:

	12/31/2018	12/31/2017
2018	-	858,508
2019	1,388,818	928,226
2020	1,317,883	888,944
2021	1,113,030	746,595
2022	936,887	630,477
2023	769,322	520,152
2014 and thereafter	1,609,844	731,812
Total minimum lease payments	7,135,784	5,304,714

27.2.   Sale-leaseback transactions

In the year ended December 31, 2018, the Company recorded a net gain of R$911,704 arising from 25 aircraft sale-leaseback transactions, and recorded the amount of R$2,463 related to deferred net gains from transactions carried out between 2006 and 2018. From the total number of sale-leaseback transactions in the year, the amount of R$352,437 recorded under “Other assets” refers to the sale of seven aircraft, which will be received in March 2019.